Other assets	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Other assets	Other assets:

As at	Dec 31 2020	Dec 31 2019
Restricted cash for debt service (a)	$26,915	$22,648
Restricted cash for debt service and major maintenance of vessels (a)	15,064	13,505
Restricted cash relating to government grants	—	3,260
Chile VAT receivable	22,118	20,874
Deferred financing fees	8,813	3,010
Investment in Carbon Recycling International	4,620	4,620
Defined benefit pension plans (note 21)	4,794	5,856
Other	16,839	17,218
Total other assets	$99,163	$90,991
Less current portion (b)	(6,634)	(8,180)
	$92,529	$82,811

a) Restricted cash
The Company holds $42.0 million (2019 - $39.4 million) of restricted cash for the funding of debt service and major maintenance accounts.

b) Current portion of other assets
Other assets presented as current assets as at December 31, 2020 includes $6.2 million of restricted cash for major maintenance, in particular the anticipated dry docking of two vessels, as well as $0.4 million for the current portion of the North America gas hedge (see note 19).